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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MACQUARIE FUND ADVISER, LLC
                 -------------------------------
   Address:      125 WEST 55TH STREET
                 -------------------------------
                 NEW YORK, NY 10019
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11525
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keith D. Kemp
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   212-231-1875
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Keith D. Kemp               New York, NY      May 15, 2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            15
                                        --------------------

Form 13F Information Table Value Total:      $414,412
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

  1       28-                          Macquarie Alternative Investment Limited
------       -----------------         ----------------------------------------

  2       28-                          Macquarie Investment Management Limited
------       -----------------         ----------------------------------------



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                      FORM 13F INFORMATION TABLE


            MACQUARIE FUND ADVISER, LLC         13F INFORMATION TABLE       PERIOD ENDING MARCH 31, 2007

      COLUMN 1                         COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7
--------------------------------   ---------------- --------- ------------ ---------------     ------------  ----------
                                                                  VALUE                        INVESTMENT      OTHER
   NAME OF ISSUER                  TITLE OF CLASS     CUSIP     (x$1000)         SHS           DISCRETION     MANAGERS
--------------------------------   ---------------- --------- ------------  --------------     ------------  ----------
Ameren Corp                        Common           023608102      $15,296      304,100.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
AMERIGAS PARTNERS - LP             UNIT L P INT     030975106      $26,354      807,180.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
CONSOL EDISON CO NY                Common           209115104       $5,320      104,200.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
Duncan Energy Partners             Com Units        265026104       $5,310      205,400.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
ENBRIDGE ENERGY PART               Common           29250R106      $93,160    1,666,850.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
Energy Transfer Equity LP          COM UT LTD PTN   29273V100         $514       14,000.00     Sole
-----------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP        UNIT LTD PARTN   29273R109      $65,059    1,116,700.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
Enterprise GP Holdings             UNIT LP INT      293716106         $562       14,200.00     Sole
-----------------------------------------------------------------------------------------------------------------------
ENTERPRISE PROD PRTN               Common           293792107      $74,885    2,354,889.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
EXELON CORP                        Common           30161N101         $344        5,000.00     Sole
-----------------------------------------------------------------------------------------------------------------------
KINDER MORGAN ENERGY PARTNERS      UT LTD PARTNER   494550106      $89,590    1,700,650.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Company   SH BEN INT       55607X108      $11,544      293,750.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM PARTNERS LP     COM UNIT RP LP   559080106      $95,549    2,041,650.00     Shared-other     1,2
-----------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM HOLDINGS LP     COM LP INTS      55907R108         $475       18,000.00     Sole
-----------------------------------------------------------------------------------------------------------------------
TXU Corp                           COM              873168108         $449        7,000.00     Sole
-----------------------------------------------------------------------------------------------------------------------
                                        TOTALS:                $484,412.40   10,653,569.00

      COLUMN 1                                     COLUMN 8
--------------------------------    ---------------------------------------
                                               VOTING AUTHORITY
   NAME OF ISSUER                       SOLE        SHARED          NONE
--------------------------------    -----------  ------------    ----------
Ameren Corp                          203,800.00            --    100,300.00
---------------------------------------------------------------------------
AMERIGAS PARTNERS - LP               471,380.00     32,000.00    303,800.00
---------------------------------------------------------------------------
CONSOL EDISON CO NY                          --            --    104,200.00
---------------------------------------------------------------------------
Duncan Energy Partners                91,520.00            --    113,880.00
---------------------------------------------------------------------------
ENBRIDGE ENERGY PART                 556,350.00    565,900.00    544,600.00
---------------------------------------------------------------------------
Energy Transfer Equity LP             14,000.00            --            --
---------------------------------------------------------------------------
Energy Transfer Partners LP          326,300.00    431,400.00    359,000.00
---------------------------------------------------------------------------
Enterprise GP Holdings                14,200.00            --            --
---------------------------------------------------------------------------
ENTERPRISE PROD PRTN                 668,089.00  1,053,800.00    633,000.00
---------------------------------------------------------------------------
EXELON CORP                            5,000.00            --            --
---------------------------------------------------------------------------
KINDER MORGAN ENERGY PARTNERS        521,500.00    588,300.00    590,850.00
---------------------------------------------------------------------------
Macquarie Infrastructure Company             --    139,000.00    154,750.00
---------------------------------------------------------------------------
MAGELLAN MIDSTREAM PARTNERS LP       790,200.00    548,200.00    703,250.00
---------------------------------------------------------------------------
MAGELLAN MIDSTREAM HOLDINGS LP        18,000.00            --            --
---------------------------------------------------------------------------
TXU Corp                               7,000.00            --            --
---------------------------------------------------------------------------
                     TOTALS:       3,687,339.00  3,358,600.00  3,607,630.00